Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments

The following table presents the future minimum payments under noncancelable operating leases and other commitments as of December 31, 2018 (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Office building leases	$1,692	$2,047	$2,136	$2,229	$456	$171	$8,731
Pipe and equipment purchase commitments (1)	1,455	—	—	—	—	—	1,455
Drilling rig commitments (2)	15,352	—	—	—	—	—	15,352

Total	$18,499	$2,047	$2,136	$2,229	$456	$171	$25,538

(1)	Reflects commitments to purchase specified amounts of pipe and equipment.
(2)	Reflects future minimum drilling fees including early termination fees as specified by the contract.

Lease Assets and Liabilities

The Company’s condensed consolidated balance sheet as of March 31, 2019 included lease assets and liabilities as follows (in thousands):

Operating Leases
Operating lease right of use assets	$6,068
Current operating lease liabilities	$1,813
Noncurrent operating lease liabilities	5,326

Total operating lease liabilities	$7,139

Schedule of Operating Lease Liabilities Payments

The Company’s operating lease liabilities as of March 31, 2019 with enforceable contract terms that are greater than one year mature as follows (in thousands):

2019	$1,384
2020	2,046
2021	2,136
2022	2,229
2023	456
Thereafter	171

Total lease payments	8,422
Less imputed interest	(1,283)

Total	$7,139